GOODWILL AND INTANGIBLES - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill	$ 121,647	$ 119,672
Foreign currency translation	(2,366)	1,975
Goodwill	119,281	121,647
U.S.
Goodwill [Roll Forward]
Goodwill	91,131	91,131
Foreign currency translation	0	0
Goodwill	91,131	91,131
Canada
Goodwill [Roll Forward]
Goodwill	30,516	28,541
Foreign currency translation	(2,366)	1,975
Goodwill	$ 28,150	$ 30,516